Cost of Financial Debt	12 Months Ended
Dec. 31, 2017
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Cost of Financial Debt

NOTE 22 — COST OF FINANCIAL DEBT

	December 31,
	2017	2016	2015
	(In millions of US$)
Current interest expenses related to financial debt	(181.0)	(168.6)	(167.4)
Amortization of deferred expenditures on financial debts	(33.0)	(8.3)	(12.8)
Income provided by cash and cash equivalents	3.0	2.7	1.7

Cost of financial debt, net	(211.0)	(174.2)	(178.5)

Following the approval of the draft safeguard plan by creditors’ committees in France on July 28, 2017 and the approval of Chapter 11 plan by creditors entitled to vote in the US late September, 2017, most of our current debt was settled on February 21, 2018 through conversion into equity or new debt instruments under our financial restructuring plan. As a result, we have accelerated the amortization of the debt issuing fees (see note 13).

On June 26, 2015, we exchanged 90.3% of the principal amount of the existing 2019 convertible bond (see note 13). Accelerated amortization of deferred expenditures is recorded for US$4.6 million in line “Amortization of deferred expenditures on financial debts”.